Business combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business combinations [Abstract]
Summary of fair values of identifiable assets and liabilities acquired

$ million
2022
Assets
Property plant and equipment	885
Goodwill	409
Intangible assets	3,475
Investments in equity-accounted entities	917
Inventory	42
Trade and other receivables	67
Cash and cash equivalents	107
Liabilities
Trade and other payables	(1,032)
Finance debt	(1,044)
Deferred tax liabilities	(293)
Provisions	(16)
Non-controlling interest	(7)
Total consideration	3,510
Of which:
Cash	3,137
Fair value of previously held interest in Mavrix LLC	373

Analysis of the cash flows related to acquisition

$ million
2022
Transaction costs of the acquisition (included in cash flows from operating activities)	56
Cash consideration paid, net of cash acquired (included in cash flows from investing activities)	3,030
Total net cash outflow for the acquisition	3,086
Settlement of acquired debt and warrants liabilities immediately after completion (included in cash flows from financing activities)	1,044
Total net cash outflow related to the acquisition	4,130